Significant accounting policies - Additional Information (Detail) $ in Thousands		12 Months Ended
	Jan. 01, 2018 USD ($)	Dec. 31, 2019 USD ($) MWh Facility	Dec. 31, 2018 USD ($)
Significant Accounting Policies [Line Items]
Number of electric generating facilities | Facility		3
Number of power generating facilities | Facility		2
Non-regulated energy sales		$ 1,624,921	$ 1,648,463
Interest expense on long-term debt and others		$ 181,488	152,118
Electricity generated from an eligible energy source (megawatt) | MWh		1
Long Sault and Saint-Damase Wind Powered Generating Facility | Primary Beneficiary | Power plant
Significant Accounting Policies [Line Items]
Generating assets of Long Sault		$ 60,230	59,288
Long-term debt of Long Sault		21,754	22,263
Operating expenses and amortization		4,930	4,634
Interest expense on long-term debt and others		$ 2,340	2,557
Minimum
Significant Accounting Policies [Line Items]
Ownership interest in commonly owned facilities		7.52%
Maximum
Significant Accounting Policies [Line Items]
Ownership interest in commonly owned facilities		60.00%
Power sales contracts | Minimum
Significant Accounting Policies [Line Items]
Intangible asset, useful life		6 years
Power sales contracts | Maximum
Significant Accounting Policies [Line Items]
Intangible asset, useful life		25 years
Interconnection agreements
Significant Accounting Policies [Line Items]
Intangible asset, useful life		40 years
Customer Relationships
Significant Accounting Policies [Line Items]
Intangible asset, useful life		40 years
Accounting Standards Update 2014-09
Significant Accounting Policies [Line Items]
Adjustment to retained earnings, for previously deferred revenue, before tax	$ 2,488
Adjustment to retained earnings, for previously deferred revenue, net of tax	$ 1,860
Non-regulated energy sales
Significant Accounting Policies [Line Items]
Non-regulated energy sales		$ 246,601	235,359
Non-regulated energy sales | Long Sault and Saint-Damase Wind Powered Generating Facility | Primary Beneficiary | Power plant
Significant Accounting Policies [Line Items]
Non-regulated energy sales		$ 17,108	$ 17,232